ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2012
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable	Accounts receivable at June 30, 2012 and 2011 was as follows:

	2012	2011
Accounts receivable	$95,685	$141,609
Allowance for doubtful accounts	(40,525)	(37,785)
	$55,160	$103,824